Regulatory Capital Information	12 Months Ended
Dec. 31, 2018
Regulatory Capital Information [Abstract]
Disclosure of regulatory capital [text block]

General definitions

The calculation of our regulatory capital incorporates the capital requirements following the “Regulation (EU) No 575/2013 on prudential requirements for credit institutions and investment firms” (Capital Requirements Regulation or “CRR”) and the “Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions and investment firms” (Capital Requirements Directive 4 or “CRD 4”) as implemented into German law. The information in this section as well as in the section “Development of risk-weighted Assets” is based on the regulatory principles of consolidation.

This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act (“Kreditwesengesetz” or “KWG”). Therein not included are insurance companies or companies outside the finance sector.

The total regulatory capital pursuant to the effective regulations as of year-end 2018 comprises Tier 1 and Tier 2 (T2) capital. Tier 1 capital is subdivided into Common Equity Tier 1 (CET 1) capital and Additional Tier 1 (AT1) capital.

Common Equity Tier 1 (CET 1) capital consists primarily of common share capital (reduced by own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to regulatory adjustments (i.e. prudential filters and deductions). Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include (i) securitization gains on sale, (ii) cash flow hedges and changes in the value of own liabilities, and (iii) additional value adjustments. CET 1 capital deductions comprise (i) intangible assets, (ii) deferred tax assets that rely on future profitability, (iii) negative amounts resulting from the calculation of expected loss amounts, (iv) net defined benefit pension fund assets, (v) reciprocal cross holdings in the capital of financial sector entities and, (vi) significant and non-significant investments in the capital (CET 1, AT1, T2) of financial sector entities above certain thresholds. All items not deducted (i.e., amounts below the threshold) are subject to risk-weighting.

Additional Tier 1 (AT1) capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital, and during the transitional period grandfathered instruments eligible under earlier frameworks. To qualify as AT1 capital under CRR/CRD 4, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements (perpetual with no incentive to redeem; institution must have full dividend/coupon discretion at all times, etc.).

Tier 2 (T2) capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated T2 capital. To qualify as T2 capital, capital instruments or subordinated debt must have an original maturity of at least five years. Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature.

Capital instruments that no longer qualify as AT1 or T2 capital under the CRR/CRD 4 fully loaded rules are subject to grandfathering rules during the transitional period and are phased out from 2013 to 2022 with their recognition capped at 40 % in 2018 and the cap decreasing by 10 % every year.

Capital instruments

Our Management Board received approval from the 2017 Annual General Meeting to buy back up to 206.7 million shares before the end of April 2022. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. During the period from the 2017 Annual General Meeting until the 2018 Annual General Meeting (May 24, 2018), 22.8 million shares have been purchased, of which 4.4 million shares through exercise of call options. The shares purchased were used for equity compensation purposes in the same period or are to be used in the upcoming period so that the number of shares held in Treasury from buybacks was 1.3 million as of the 2018 Annual General Meeting.

The 2018 Annual General Meeting granted our Management Board the approval to buy back up to 206.7 million shares before the end of April 2023. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. These authorizations substitute the authorizations of the previous year. During the period from the 2018 Annual General Meeting until December 31, 2018, 9.3 million shares were purchased. The shares purchased are to be used in the upcoming period so that the number of shares held in Treasury from buybacks was 1.2 million as of December 31, 2018.

Since the 2017 Annual General Meeting, and as of December 31, 2018, authorized capital available to the Management Board is € 2,560 million (1,000 million shares). As of December 31, 2018, the conditional capital against cash stands at € 512 million (200 million shares). Additional conditional capital for equity compensation amounts to € 51.2 million (20 million shares). Further the 2018 Annual General Meeting authorized the issuance of participatory notes and other Hybrid Debt Securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 8.0 billion.

Our legacy Hybrid Tier 1 capital instruments (substantially all noncumulative trust preferred securities) are not recognized under fully loaded CRR/CRD 4 rules as Additional Tier 1 capital, mainly because they have no write-down or equity conversion feature. However, they are recognized as Additional Tier 1 capital under CRR/CRD 4 transitional provisions and can still be recognized as Tier 2 capital under the fully loaded CRR/CRD 4 rules. During the transitional phase-out period the maximum recognizable amount of Additional Tier 1 instruments from Basel 2.5 compliant issuances as of December 31, 2012 will be reduced at the beginning of each financial year by 10 % or € 1.3 billion, through 2022. For December 31, 2018, this resulted in eligible Additional Tier 1 instruments of € 7.6 billion (i.e. € 4.6 billion newly issued AT1 Notes plus € 3.0 billion of legacy Hybrid Tier 1 instruments recognizable during the transition period). € 3.0 billion of the legacy Hybrid Tier 1 instruments can still be recognized as Tier 2 capital under the fully loaded CRR/CRD 4 rules. Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules amounted to € 4.6 billion as of December 31, 2018. In 2018, the bank has redeemed one legacy Hybrid Tier 1 instrument with a notional of US $ 2.0 billion and an eligible equivalent amount of € 1.6 billion and another legacy Hybrid Tier 1 instrument with a notional of € 1.0 billion and an eligible equivalent amount of € 1.0 billion. The first redemption was already derecognized from regulatory Additional Tier 1 capital in 2017 with the effective date of the call-permission by the ECB.

The total of our Tier 2 capital instruments as of December 31, 2018 recognized during the transition period under CRR/CRD 4 was € 6.2 billion. As of December 31, 2018, there were no legacy Hybrid Tier 1 instruments that are counted as Tier 2 capital under transitional rules. The gross notional value of the Tier 2 capital instruments was € 7.5 billion. Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules amounted to € 9.2 billion as of December 31, 2018 (including the € 3.0 billion legacy Hybrid Tier 1 capital instruments only recognizable as Additional Tier 1 capital during the transitional period). In 2018, the bank has redeemed one Tier 2 capital instrument with a notional of JPY 21.0 billion and an eligible equivalent amount of € 0.1 billion and another Tier 2 capital instrument with a notional of JPY 3.0 billion and an eligible equivalent amount of € 0 billion. These redemptions were already derecognized from regulatory Tier 2 capital in 2017 with the effective date of the call-permission by the ECB.

Minimum capital requirements

Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. We complied with the regulatory capital adequacy requirements in 2018.

Details on regulatory capital

Own Funds Template (incl. RWA and capital ratios)

	Dec 31, 2018	Dec 31, 2017
in € m.	CRR/CRD 4[1]	CRR/CRD 4
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves[2]	45,515	45,195
Retained earnings	16,297	17,977
Accumulated other comprehensive income (loss), net of tax	382	660
Independently reviewed interim profits net of any foreseeable charge or dividend[3]	0	(751)
Other[2]	846	33
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,041	63,114

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)	(329)	(74)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(8,566)	(6,715)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(2,758)	(2,403)
Negative amounts resulting from the calculation of expected loss amounts[4]	(367)	(408)
Defined benefit pension fund assets (negative amount)	(1,111)	(900)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(25)	(117)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	0	0
Other regulatory adjustments[5]	(895)	(485)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(15,555)	(12,306)
Common Equity Tier 1 (CET 1) capital	47,486	50,808

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	3,009	3,904
Additional Tier 1 (AT1) capital before regulatory adjustments	7,685	8,579

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(80)	(26)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	(1,730)
Other regulatory adjustments	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(80)	(1,756)
Additional Tier 1 (AT1) capital	7,604	6,823
Tier 1 capital (T1 = CET 1 + AT1)	55,091	57,631

Tier 2 (T2) capital	6,202	6,384
Total capital (TC = T1 + T2)	61,292	64,016
Total risk-weighted assets	350,432	343,316
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.6	14.8
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.7	16.8
Total capital ratio (as a percentage of risk-weighted assets)	17.5	18.6

N/M – Not meaningful

[1] With effect from January 1, 2018, the CRR/CRD 4 “transitional” (or “phase-in”) rules under which CET 1 regulatory adjustments were phased in have reached a rate of 100%, together with the 100 % phase-out rate of minority interest only recognizable under the transitional rules.

[2] Our IPO of DWS led to a € 0.9 billion CET 1 contribution which is reflected in ‘Capital instruments, related share premium accounts and other reserves’ at € 0.1 billion and minority interest in ‘Other’ at € 0.8 billion.

3No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[4] Based on Article 159 CRR and recent guidance provided by EBA (Q&A 2017_3426) published on January 18, 2019 only unearned credit spread additional value adjustments are used as specific credit risk adjustments.

[5] Includes € 0.6 billion capital deduction effective from January 2018 onwards, based on ECB guidance and following the EBA Guidelines on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme. Further includes capital deduction of € 0.3 billion that was imposed on Deutsche Bank effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c) and 16(2)(d) of Regulation (EU) No 1024/2013.

Reconciliation of shareholders’ equity to regulatory capital

	CRR/CRD 4
in € m.	Dec 31, 2018	Dec 31, 2017
Total shareholders’ equity per accounting balance sheet[1]	62,495	63,174
Deconsolidation/Consolidation of entities	(33)	(58)
Of which:
Additional paid-in capital	(12)	(6)
Retained earnings	(150)	(228)
Accumulated other comprehensive income (loss), net of tax	130	176
Total shareholders' equity per regulatory balance sheet	62,462	63,116
Minority Interests (amount allowed in consolidated CET 1)[1]	846	33
Accrual for dividend and AT1 coupons[2]	(267)	0
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	0	(35)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,041	63,114
Additional value adjustments	(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)	(329)	(74)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	0	(144)
Goodwill and other intangible assets (net of related tax liabilities)	(8,566)	(6,715)
Deferred tax assets that rely on future profitability	(2,758)	(2,403)
Defined benefit pension fund assets	(1,111)	(900)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments	(1,287)	(866)
Common Equity Tier 1 capital	47,486	50,808

[1] Our IPO of DWS led to a € 0.9 billion CET 1 contribution which is reflected in the ‘Total shareholders’ equity per accounting balance sheet’ at € 0.1 billion and ‘Minority interests’ at € 0.8 billion.

[2] No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).